Business Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Segment Information
Operating revenues	$ 4,901,236	$ 5,345,277	$ 5,180,471
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	2,225,316	2,272,570	2,050,644
Selling, general and administrative	1,947,778	2,033,901	2,002,359
Depreciation, amortization and accretion	1,018,077	813,626	765,776
Loss on impairment of assets		515
(Gain) loss on asset disposals, net	30,841	19,741	10,952
(Gain) loss on sale of business and other exit costs, net	(300,656)	21,061
(Gain) loss on license sales and exchanges	(255,479)		(11,762)
Operating income (loss)	235,359	183,863	362,502
Equity in earnings of unconsolidated entities	132,714	92,867	82,538
Interest and dividend income	9,092	9,248	9,145
Gain (loss) on investments	14,547	(3,718)	24,103
Interest expense	(98,811)	(86,745)	(118,201)
Other, net	(37)	720	3,658
Income before income taxes	292,864	196,235	363,745
Depreciation, amortization and accretion	1,018,077	813,626	765,776
(Gain) loss on sale of business and other exit costs, net	(300,656)	21,061
(Gain) loss on license sales and exchanges	(255,479)		(11,762)
Gain (loss) on investments	(14,547)	3,718	(24,103)
Interest expense	98,811	86,745	118,201
Adjusted income before income taxes	839,070	1,121,385	1,211,857
Investments in unconsolidated entities	301,772	179,921	173,710
Total assets	8,904,147	8,623,900	8,201,005
Capital expenditures	909,660	1,004,621	987,218
U.S. Cellular
Business Segment Information
Operating revenues	3,918,836	4,452,084	4,343,346
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,762,435	1,882,752	1,721,181
Selling, general and administrative	1,677,395	1,764,933	1,769,701
Depreciation, amortization and accretion	803,781	608,633	573,557
(Gain) loss on asset disposals, net	30,606	18,088	9,889
(Gain) loss on sale of business and other exit costs, net	(246,767)	21,022
(Gain) loss on license sales and exchanges	(255,479)		(11,762)
Operating income (loss)	146,865	156,656	280,780
Equity in earnings of unconsolidated entities	131,949	90,364	83,566
Interest and dividend income	3,961	3,644	3,395
Gain (loss) on investments	18,556	(3,718)	11,373
Interest expense	(43,963)	(42,393)	(65,614)
Other, net	288	500	(678)
Income before income taxes	257,656	205,053	312,822
Depreciation, amortization and accretion	803,781	608,633	573,557
(Gain) loss on sale of business and other exit costs, net	(246,767)	21,022
(Gain) loss on license sales and exchanges	(255,479)		(11,762)
Gain (loss) on investments	(18,556)	3,718	(11,373)
Interest expense	43,963	42,393	65,614
Adjusted income before income taxes	584,598	880,819	928,858
Investments in unconsolidated entities	265,585	144,531	138,096
Total assets	6,445,708	6,587,450	6,327,976
Capital expenditures	737,501	836,748	782,526
TDS Telecom Wireline
Business Segment Information
Operating revenues	726,567	741,748	768,208
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	270,466	274,065	274,701
Selling, general and administrative	220,097	235,716	221,114
Depreciation, amortization and accretion	170,868	172,526	167,663
(Gain) loss on asset disposals, net	130	1,020	1,128
(Gain) loss on sale of business and other exit costs, net		39
Operating income (loss)	65,006	58,382	103,602
Equity in earnings of unconsolidated entities	19	10	8
Interest and dividend income	1,759	3,085	3,548
Gain (loss) on investments	830
Interest expense	3,265	2,674	2,702
Other, net	(214)	(353)	2,719
Income before income taxes	70,665	63,798	112,579
Depreciation, amortization and accretion	170,868	172,526	167,663
(Gain) loss on sale of business and other exit costs, net		39
Gain (loss) on investments	(830)
Interest expense	(3,265)	(2,674)	(2,702)
Adjusted income before income taxes	237,438	233,689	277,540
Investments in unconsolidated entities	3,809	3,809	3,808
Total assets	1,188,433	1,519,698	1,494,362
Capital expenditures	140,009	158,580	164,163
TDS Telecom Cable
Business Segment Information
Operating revenues	35,883
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	17,274
Selling, general and administrative	11,054
Depreciation, amortization and accretion	7,571
(Gain) loss on asset disposals, net	28
Operating income (loss)	(44)
Interest and dividend income	2
Interest expense	(74)
Income before income taxes	(116)
Depreciation, amortization and accretion	7,571
Interest expense	74
Adjusted income before income taxes	7,529
Total assets	543,038
Capital expenditures	8,375
TDS Telecom HMS
Business Segment Information
Operating revenues	185,616	113,010	47,180
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	136,414	75,781	23,502
Selling, general and administrative	44,945	34,193	15,647
Depreciation, amortization and accretion	24,262	20,568	12,867
(Gain) loss on asset disposals, net	125	108	115
Operating income (loss)	(20,130)	(17,640)	(4,951)
Interest and dividend income	63	25
Interest expense	(1,626)	(1,160)	(78)
Other, net	29	(1)	(9)
Income before income taxes	(21,664)	(18,776)	(5,038)
Depreciation, amortization and accretion	24,262	20,568	12,867
Interest expense	1,626	1,160	78
Adjusted income before income taxes	4,224	2,952	7,907
Total assets	328,397	267,798	209,109
Capital expenditures	16,474	15,344	26,999
TDS Telecom Eliminations
Business Segment Information
Operating revenues	(1,063)	(252)
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	(1,000)	(252)
Selling, general and administrative	(63)
TDS Telecom
Business Segment Information
Operating revenues	947,003	854,506	815,388
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	423,154	349,594	298,203
Selling, general and administrative	276,033	269,909	236,761
Depreciation, amortization and accretion	202,701	193,094	180,530
(Gain) loss on asset disposals, net	283	1,128	1,243
(Gain) loss on sale of business and other exit costs, net		39
Operating income (loss)	44,832	40,742	98,651
Equity in earnings of unconsolidated entities	19	10	8
Interest and dividend income	1,824	3,110	3,548
Gain (loss) on investments	830
Interest expense	1,565	1,514	2,624
Other, net	(185)	(354)	2,710
Income before income taxes	48,885	45,022	107,541
Depreciation, amortization and accretion	202,701	193,094	180,530
(Gain) loss on sale of business and other exit costs, net		39
Gain (loss) on investments	(830)
Interest expense	(1,565)	(1,514)	(2,624)
Adjusted income before income taxes	249,191	236,641	285,447
Investments in unconsolidated entities	3,809	3,809	3,808
Total assets	2,059,868	1,787,496	1,703,471
Capital expenditures	164,858	173,924	191,162
Non-Reportable Segment
Business Segment Information
Operating revenues	59,703	60,830	45,133
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	43,049	42,150	32,952
Selling, general and administrative	14,526	16,189	8,609
Depreciation, amortization and accretion	5,980	6,102	3,021
Loss on impairment of assets		515
(Gain) loss on asset disposals, net	(8)	(1)	(197)
Operating income (loss)	(3,844)	(4,125)	748
Interest and dividend income	4	8	2
Interest expense	(4,062)	(3,938)	(1,359)
Other, net	(161)	575	650
Income before income taxes	(8,063)	(7,480)	41
Depreciation, amortization and accretion	5,980	6,102	3,021
Interest expense	4,062	3,938	1,359
Adjusted income before income taxes	1,979	2,560	4,421
Total assets	58,275	62,931	68,870
Capital expenditures	866	1,789	3,206
Corporate, Eliminations and Other Reconciling Items
Business Segment Information
Operating revenues	(24,306)	(22,143)	(23,396)
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	(3,322)	(1,926)	(1,692)
Selling, general and administrative	(20,176)	(17,130)	(12,712)
Depreciation, amortization and accretion	5,615	5,797	8,668
(Gain) loss on asset disposals, net	(40)	526	17
(Gain) loss on sale of business and other exit costs, net	(53,889)
Operating income (loss)	47,506	(9,410)	(17,677)
Equity in earnings of unconsolidated entities	746	2,493	(1,036)
Interest and dividend income	3,303	2,486	2,200
Gain (loss) on investments	(4,839)		12,730
Interest expense	(52,351)	(41,928)	(53,852)
Other, net	21	(1)	976
Income before income taxes	(5,614)	(46,360)	(56,659)
Depreciation, amortization and accretion	5,615	5,797	8,668
(Gain) loss on sale of business and other exit costs, net	(53,889)
Gain (loss) on investments	4,839		(12,730)
Interest expense	52,351	41,928	53,852
Adjusted income before income taxes	3,302	1,365	(6,869)
Investments in unconsolidated entities	32,378	31,581	31,806
Total assets	340,296	186,023	100,688
Capital expenditures	$ 6,435	$ (7,840)	$ 10,324